FINANCIAL STATEMENTS SCHEDULE I - CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Operating expenses:
Other operating income, net	$ (28,183)	¥ (183,368)	¥ (32,104)	¥ (33,249)
Total operating expenses	(91,780)	(597,149)	(673,891)	(558,489)
Income from operations	576,124	3,748,435	2,768,978	1,529,229
Income tax expense	(99,344)	(646,361)	(731,987)	(419,999)
Equity in profit of subsidiaries and VIE	(2,410)	(15,682)	(36,721)	(459)
Net income	485,515	3,158,900	2,051,603	1,331,618
Change in redemption value of convertible redeemable preferred shares			(133,568)	(28,775)
Net income attributable to ordinary shareholders	485,632	3,159,663	1,920,287	1,302,980
Net Income	485,515	3,158,900	2,051,603	1,331,618
Other comprehensive loss, net of tax of nil
Foreign currency translation adjustment	(90,765)	(590,545)	308,398	(13,749)
Comprehensive income	394,750	2,568,355	2,360,001	1,317,869
Other comprehensive loss, tax		0	0	0
ZTO EXPRESS (CAYMAN) INC.
Operating expenses:
General and administrative	(9,101)	(59,214)	(72,921)	(2)
Other operating income, net	2,391	15,559
Total operating expenses	(6,710)	(43,655)	(72,921)	(2)
Interest income	18,522	120,510	8,301
Income from operations	11,812	76,855	(64,620)	(2)
Income tax expense	(714)	(4,649)
Equity in profit of subsidiaries and VIE	474,534	3,087,457	2,118,475	1,331,757
Net income	485,632	3,159,663	2,053,855	1,331,755
Change in redemption value of convertible redeemable preferred shares			(133,568)	(28,775)
Net income attributable to ordinary shareholders	485,632	3,159,663	1,920,287	1,302,980
Net Income	485,632	3,159,663	2,053,855	1,331,755
Other comprehensive loss, net of tax of nil
Foreign currency translation adjustment	(90,765)	(590,545)	308,398	(13,749)
Comprehensive income	$ 394,867	2,569,118	2,362,253	1,318,006
Other comprehensive loss, tax		¥ 0	¥ 0	¥ 0